LEASES (Details)	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020
Disclosure Text Block [Abstract]
Lessee, Operating Lease, Term of Contract	5 years	5 years
Lessee, Operating Lease, Renewal Term	3 years	3 years
Applicable Federal Rate	3.00%